Summary of Equity Award Activity (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Number of Share
Outstanding Beginning Balance	9,874,672	[1]
Granted	2,074,400	[1]
Forfeited	(180,320)	[1]
Expired	(42,082)	[1]
Exercised	(2,199,817)	[1]
Outstanding Ending Balance	9,526,853	[1]	9,874,672	[1]
Vested and expected to vest at December 31, 2012	9,526,853	[1]
Exercisable at December 31, 2012	5,330,891	[1]
Weighted Average Exercise Price
Outstanding Beginning Balance	$ 7.21
Granted	$ 13.07
Forfeited	$ 10.77
Expired	$ 8.08
Exercised	$ 5.70
Outstanding Ending Balance	$ 8.76		$ 7.21
Vested and expected to vest at December 31, 2012	$ 8.76
Exercisable at December 31, 2012	$ 6.37
Weighted Average Grant Date Fair Value
Outstanding Beginning Balance	$ 3.31
Granted	$ 4.29
Forfeited	$ 5.04
Expired	$ 2.85
Exercised	$ 2.70
Outstanding Ending Balance	$ 3.64		$ 3.31
Vested and expected to vest at December 31, 2012	$ 3.64
Exercisable at December 31, 2012	$ 2.79
Weighted Average Remaining Contractual Term
Outstanding Beginning Balance	7 years 11 months 1 day
Outstanding Ending Balance	7 years 8 months 19 days		7 years 11 months 1 day
Vested and expected to vest at December 31, 2012	7 years 8 months 19 days
Exercisable at December 31, 2012	7 years 11 days
Aggregated Intrinsic Value
Outstanding Beginning Balance	73,010,000
Exercised	42,458,000		29,373,000		20,342,000
Outstanding Ending Balance	154,723,000		73,010,000
Vested and expected to vest at December 31, 2012	154,723,000
Exercisable at December 31, 2012	$ 118,416,000

[1]	Included both Class A and Class B ordinary shares.